Bank loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		$ 4,628,486	$ 3,065,134
Non-current		(131,603)
Current		$ 4,496,883	3,065,134
Bank of Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		May, June, and July 2019 (1) and April 2020 (2) and March and April 2021 (3) and February and March 2022 (4)
Collateral/Guarantee	[1]	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd
Total		$ 3,138,436	3,065,134
Bank of Beijing [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		4.80%
Bank of Beijing [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		5.00%
Shanghai Pudong Development Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		February 2022 (5)
Interest rate		4.40%
Total		$ 470,765
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		February 2024 (6)
Interest rate		8.50%
Collateral/Guarantee	[2]	***
Total		$ 234,676
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturities		March 2022 (7)
Interest rate		3.40%
Collateral/Guarantee	[3]	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd
Total		$ 784,609

[1]	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.
[2]	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.
[3]	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.